--------------------------------------------------------------------------------

Alliance
Capital
Reserves

--------------------------------------------------------------------------------

                                                      Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)                          Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield              Value
---------------------------------------------------------------
           COMMERCIAL PAPER-35.8%
           American General Corp.
$  45,000  3/01/00.............     5.90%          $ 44,572,250
           Asset Backed Capital
           Finance Ltd.
   12,000  3/15/00 (b).........     5.82             11,860,320
   72,000  11/15/00 FRN (b)....     6.14             72,000,000
           BAA Plc
   44,000  3/08/00.............     5.68             43,548,756
           Bank of America Corp.
   87,000  3/14/00.............     5.73             86,017,685
   45,000  3/22/00.............     5.80             44,427,250
   40,000  3/14/00.............     6.00             39,526,667
           Banque Caisse
           D'Epargne L'Etat
  115,000  6/21/00.............     5.60            111,958,889
   38,000  2/11/00.............     6.05             37,750,942
           Banque Generale Du
           Luxembourg
   80,000  3/29/00.............     5.67             78,916,400
           BellSouth Capital
           Funding Corp.
   20,500  2/17/00.............     5.95             20,347,531
   33,000  2/22/00.............     5.95             32,727,292
   75,000  2/23/00.............     5.95             74,367,812
           Bil North America, Inc.
   73,000  3/02/00.............     5.95             72,288,149
           Cariplo Finance, Inc.
   80,000  3/01/00.............     5.93             79,235,689
           CBA (Finance)
           Delaware, Inc.
  105,000  3/02/00.............     5.90            103,984,708
   45,000  3/01/00.............     5.91             44,571,525
           Centric Capital Corp.
   10,000  1/19/00 (b).........     6.10              9,972,889
   16,000  2/09/00 (b).........     6.10             15,899,689
   15,000  2/14/00 (b).........     6.10             14,893,250
   40,000  1/26/00 (b).........     6.50             39,833,889
           Certain Funding Corp.
    8,400  3/20/00 (b).........     5.90              8,293,997
   10,000  3/23/00 (b).........     6.10              9,864,444
           Clipper Receivables
           Corp.
   20,000  1/03/00 (b).........     5.50             20,000,000
           Commerzbank AG
  165,000  3/09/00.............     5.68            163,281,800
           Corporate Asset
           Funding Corp.
  115,000  3/14/00 (b).........     6.00            113,639,167
           Corporate Receivables
           Corp.
   65,000  2/18/00 (b).........     6.15%            64,489,208
           CS First Boston,
           Guernsey
   30,000  3/06/00 (b).........     5.78             29,696,550
           CS First Boston, Inc.
   35,000  3/08/00 (b).........     5.77             34,635,368
   95,000  3/14/00 (b).........     5.77             93,918,926
           CXC, Inc.
   70,000  3/13/00 (b).........     6.00             69,183,333
   52,800  2/15/00 (b).........     6.15             52,412,140
   25,000  2/18/00 (b).........     6.15             24,803,542
           DaimlerChrysler Corp.
  158,000  3/13/00.............     6.08            156,132,089
           Den Danske Corp.
   14,100  3/14/00.............     5.95             13,934,540
   60,000  2/16/00.............     6.10             59,552,667
           Falcon Asset
           Securitization Corp.
   90,000  2/23/00 (b).........     5.95             89,241,375
   28,172  2/22/00 (b).........     6.25             27,927,451
   22,000  1/19/00 (b).........     6.95             21,932,045
   27,923  1/20/00 (b).........     6.95             27,831,358
           Ford Motor Credit Corp.
  159,000  3/08/00 FRN.........     6.12            159,000,000
           Four Winds Funding
           Corp.
   25,000  2/08/00 (b).........     6.15             24,846,250
           GE Capital
           International Funding
  105,000  2/28/00 (b).........     5.94            104,029,800
           Golden Funding Corp.
   20,112  3/24/00 (b).........     5.92             19,844,108
   21,254  2/24/00 (b).........     5.97             21,070,720
   20,000  3/24/00 (b).........     5.98             19,730,900
           Goldman Sachs
           Group LP
   50,000  3/29/00 (b).........     6.15             49,265,417
           Greenwich Funding
           Corp.
   25,000  2/14/00 (b).........     6.25             24,817,708
           ING America Insurance
           Holdings, Inc.
   44,000  3/07/00.............     5.73             43,551,787
   40,000  3/14/00.............     6.04             39,523,511
           International
           Securitization Corp.
   29,082  2/11/00 (b).........     6.45             28,878,789
   39,225  1/25/00 (b).........     6.75             39,063,197
   36,000  1/14/00 (b).........     7.25             35,920,250

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield              Value
---------------------------------------------------------------

           Internationale
           Nederlanden
$  45,000  3/21/00.............     5.71%          $ 44,443,275
   50,000  3/23/00.............     5.90             49,344,444
           J.P. Morgan & Co., Inc.
  130,000  3/20/00.............     5.90            128,359,472
   40,000  2/15/00.............     6.04             39,711,422
           Lexington Parker
           Capital Corp.
  115,000  3/03/00.............     5.98            113,853,834
   35,000  3/07/00.............     6.15             34,617,333
  100,000  1/28/00.............     6.50             99,548,611
           Market Street Funding
           Corp.
   40,000  1/11/00 (b).........     6.90             39,938,667
           Merrill Lynch & Co.,
           Inc.
  125,000  2/25/00.............     6.12            123,873,750
           Morgan Stanley Group,
           Inc.
   85,000  3/01/00.............     5.96             84,183,811
   47,000  3/13/00.............     6.05             46,447,097
   55,000  2/15/00.............     6.10             54,599,264
           Private Export Funding
           Corp.
   35,000  3/08/00.............     5.92             34,625,889
   45,000  2/15/00.............     5.95             44,680,187
   21,000  2/23/00.............     5.95             20,822,988
           Prudential Funding Corp.
  100,000  2/22/00.............     6.10             99,152,778
           San Paolo IMI Corp.
   45,000  3/16/00.............     5.72             44,478,050
  109,000  2/14/00.............     5.75            108,268,792
           Thames Global Asset
           Funding
   23,000  3/15/00 (b).........     6.08             22,720,320
   22,769  3/01/00 (b).........     6.10             22,545,231
           Wells Fargo & Co.
   50,000  2/22/00.............     5.70             49,604,166
   24,000  2/23/00.............     5.70             23,806,200
   50,000  3/15/00.............     5.75             49,425,000
   50,000  2/15/00.............     6.00             49,641,667
                                                 --------------
           Total Commercial Paper
           (amortized cost
           $4,197,706,267).....                   4,197,706,267
                                                 --------------
           CERTIFICATES OF
           DEPOSIT-28.0%
           American Express
           Centurion Bank FRN
   85,000  5.80%, 5/04/00 .....     5.80             85,000,000
           Australia New Zealand
           Delaware
   50,000  6.00%, 4/03/00......     6.00             50,000,000
           Bank of Nova Scotia
   85,000  5.82%, 2/11/00......     5.80             85,001,789
   80,000  6.00%, 2/01/00......     6.00             80,000,000
           Barclays Bank Plc
   50,000  5.61%, 6/14/00......     5.66             49,989,297
  175,000  5.66%, 6/14/00 (c)..     5.71            174,962,208
           Bayerische Landesbank
           FRN
  260,000  5.64%, 3/30/00  (c).     5.70            259,963,462
           Credit Communal
           De Belgique
  105,000  6.00%, 2/29/00......     6.00            105,000,000
           Deutsche Bank
   90,000  5.11%, 2/22/00......     5.16             89,995,844
  135,000  5.44%, 6/01/00......     5.49            134,973,362
   67,000  5.58%, 6/12/00......     5.63             66,991,497
           First Union National
           Bank
  155,000  6.56%, 3/15/00......     6.56            155,000,000
           Landesbank-Hessen-
           Thueringen
   15,000  5.19%, 2/29/00......     5.90             14,979,313
   80,000  5.22%, 2/29/00......     5.24             79,996,994
   65,000  5.92%, 9/29/00......     5.98             64,972,427
           National Westminster
           Bank
  328,000  5.63%, 4/17/00 (c)..     5.69            327,947,114
  105,000  5.67%, 7/05/00......     5.72            104,979,723
           Nordeutsche Landesbank
   85,000  5.05%, 2/14/00......     5.08             84,997,172
   95,000  5.26%, 5/18/00......     5.30             94,986,378
  125,000  6.20%, 12/01/00.....     6.24            124,923,913
           Rabo Bank
   70,000  5.11%, 2/18/00......     5.12             69,997,450
   85,000  5.35%, 5/24/00......     5.40             84,984,108
   35,000  6.16%, 12/14/00.....     6.20             34,987,342
           Royal Bank of Canada
   75,000  5.86%, 8/09/00......     5.90             74,982,783
           San Paolo IMI Corp.
   15,000  6.02%, 6/07/00......     6.02             15,000,000
           Southtrust Bank NA
   94,000  5.92%, 2/22/00......     5.92             94,000,000

                                                       Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield              Value
---------------------------------------------------------------

           Toronto Dominion
           Bank
$  65,000  5.07%, 2/17/00......     5.10%          $ 64,997,296
  120,000  5.27%, 3/02/00......     5.30            119,994,256
           UBS Finance
           Delaware, Inc.
   45,000  5.16%, 2/28/00......     5.19             44,998,006
   70,000  5.22%, 5/10/00......     5.26             69,990,550
   75,000  5.29%, 3/07/00......     5.12             75,018,380
   65,000  5.29%, 5/19/00......     5.34             64,988,269
  150,000  5.34%, 5/30/00......     5.39            149,970,777
   30,000  5.36%, 5/30/00......     5.61             29,968,900
           Wachovia Bank
   60,000  5.95%, 9/11/00......     5.95             60,000,000
                                                 --------------
           Total Certificates of
           Deposit (amortized cost
           $3,288,538,610).....                   3,288,538,610
                                                 --------------

           U.S. GOVERNMENT
           AGENCY
           OBLIGATIONS-18.4%
           Aid Housing
           Guaranty Project
           Portugal
   10,625  6.16%, 12/01/16 FRN.     6.16             10,625,000
           Federal Home Loan
           Bank
   85,000  5.00%, 2/10/00......     5.00             85,000,000
  300,000  5.63%, 10/16/00 FRN.     5.74            299,759,154
  291,000  6.17%, 10/06/00 FRN.     6.24            290,849,335
  174,000  6.18%, 3/15/00 FRN..     6.18            174,000,000
           Federal Home Loan
           Mortgage Corp. MTN
  125,000  5.99%, 12/06/00 ....     6.15            124,816,455
           Federal National
           Mortgage Assn. MTN
   80,000  6.16%, 10/05/00 ....     6.21             79,970,506
           Student Loan
           Marketing Assn. FRN
  261,000  6.13%, 3/16/00......     6.18            260,975,577
  200,000  6.16%, 2/04/00......     6.18            199,996,568
  257,000  6.16%, 10/04/00.....     6.21            256,905,593
  378,000  6.16%, 10/12/00.....     6.27            377,685,830
                                                 --------------

           Total U.S. Government
           Agency Obligations
           (amortized cost
           $2,160,584,018).....                   2,160,584,018
                                                 --------------
           CORPORATE
           OBLIGATIONS-10.2%
           Centauri Corp. USA,
           Inc. FRN
  163,000  6.42%, 9/08/00 (b)..     6.42            163,000,000
           General Electric
           Capital Corp. FRN
  180,000  6.13%, 4/12/00......     6.13            180,000,000
           Hartford Life Insurance
           Co. Funding Agreement
           FRN
   50,000  6.51%, 2/27/00 (d)..     6.51             50,000,000
           Merrill Lynch & Co.,
           Inc. MTN
   35,000  5.09%, 2/07/00......     5.09             35,000,000
           Metlife Funding
           Agreement FRN
  163,000  6.72%, 10/01/00.....     6.72            163,000,000
           Prudential of America
           Insurance Co. Funding
           Agreement
   69,000  6.49%, 11/30/00.....     6.49             69,000,000
           Sigma Finance, Inc.
  150,000  5.80%, 7/25/00 MTN (b)   5.80            150,000,000
  137,000  6.52%, 6/30/00 FRN (b)   6.52            137,000,000
           Toyota Motor Credit
           Corp. FRN
  136,000  6.34%, 9/21/00......     6.34            136,000,000
           Travelers Life Funding
           Agreement FRN
   50,000  6.48%, 2/11/00 (d)..     6.48             50,000,000
   10,000  6.51%, 7/21/00 (d)..     6.51             10,000,000
   50,000  6.53%, 8/03/00 (d)..     6.53             50,000,000
                                                 --------------
           Total Corporate
           Obligations
           (amortized cost
           $1,193,000,000).....                   1,193,000,000
                                                 --------------
           BANK
           OBLIGATIONS-4.3%
           American Express
           Centurion Bank
   80,000  5.75%, 4/14/00 (c)..     5.75             80,000,000
           Bank Boston
  155,000  5.90%, 3/13/00......     5.90            155,000,000
           FCC National Bank
   48,000  5.89%, 3/15/00......     5.89             48,000,000
           First National Bank
   75,000  5.60%, 6/14/00......     5.65             74,983,943

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield              Value
---------------------------------------------------------------

           Lasalle National Bank
$  50,000  5.80%, 2/07/00......     5.80%         $  50,000,000
   50,000  6.00%, 8/15/00......     6.00             50,000,000
   50,000  6.09%, 8/28/00......     6.09             50,000,000
                                                 --------------
           Total Bank Obligations
           (amortized cost
           $507,983,943).......                     507,983,943
                                                 --------------
           PROMISSORY
           NOTE-1.0%
           Goldman Sachs
           Group LP
  120,000  6.16%, 2/01/00 (b)
           (amortized cost
           $120,000,000).......     6.16            120,000,000
                                                 --------------
           TIME DEPOSIT-0.4%
           Bank of Montreal
   50,000  3.00%, 1/03/00
           (amortized cost
           $50,000,000)........     3.00             50,000,000
                                                 --------------
           TOTAL
           INVESTMENTS-98.1%
           (amortized cost
           $11,517,812,838)....                  11,517,812,838
           Other assets less
           liabilities-1.9%....                     225,510,975
                                                 --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           11,744,050,572 shares
           outstanding)........                 $11,743,323,813
                                                ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities amounted to $1,875,000,298, representing 16.0% of net assets.

(c)   Variable Rate Security. Stated interest rate in effect at December 31,
      1999.

(d) Funding Agreements which are illiquid securities and subject to restrictions as to resale. These securities amounted to $160,000,000, representing 1.4% of net assets (see Note A).

      Glossary of Terms:

      FRN -Floating Rate Note
      MTN -Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999 (unaudited)         Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $  306,841,503
EXPENSES
   Advisory fee (Note B)................................................     $   25,898,776
   Distribution assistance and administrative service (Note C)..........         23,062,836
   Transfer agency (Note B).............................................          4,963,972
   Registration fees....................................................            560,474
   Printing.............................................................            549,993
   Custodian fees.......................................................            401,505
   Audit and legal fees.................................................             61,437
   Trustees' fees.......................................................             11,723
   Miscellaneous........................................................             35,004
                                                                             --------------
   Total expenses.......................................................                            55,545,720
                                                                                                --------------
   Net investment income................................................                           251,295,783
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions.........................                                (5,961)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $  251,289,822
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                           Six Months Ended
                                                                           December 31, 1999    Year Ended
                                                                              (unaudited)      June 30, 1999
                                                                           -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................   $    251,295,783   $    402,288,048
   Net realized loss on investment transactions.........................             (5,961)            (2,661)
                                                                           ----------------   ----------------
   Net increase in net assets from operations...........................        251,289,822        402,285,387
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................       (251,295,783)      (402,288,048)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................      1,465,659,361      2,263,106,082
                                                                           ----------------   ----------------
   Total increase.......................................................      1,465,653,400      2,263,103,421
NET ASSETS
   Beginning of year....................................................     10,277,670,413      8,014,566,992
                                                                           ----------------   ----------------
   End of period........................................................   $ 11,743,323,813   $ 10,277,670,413
                                                                           ================   ================

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,325,807 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $67,024 under an expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $13,886,430. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in

NOTES TO FINANCIAL STATEMENTS (continued)              Alliance Capital Reserves
================================================================================

connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $9,176,406, of which $90,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $719,581, of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1999, capital paid-in aggregated $11,744,050,572. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1999      June 30,
                                                                               (unaudited)           1999
                                                                            ----------------   ----------------
Shares sold.............................................................      8,696,807,439     14,536,904,651
Shares issued on reinvestments of dividends.............................        251,295,783        402,288,048
Shares redeemed.........................................................     (7,482,443,861)   (12,676,086,617)
                                                                             --------------     --------------
Net increase............................................................      1,465,659,361      2,263,106,082
                                                                             ==============     ==============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months
                                          Ended
                                       December 31,                    Year Ended June 30,
                                           1999        =====================================================
                                        (unaudited)      1999        1998       1997       1996       1995
                                        ===========    ========    =======    =======    ========    =======
Net asset value, beginning of year ....     $1.00        $1.00       $1.00      $1.00       $1.00      $1.00
                                          -------      -------     -------    -------    --------    -------
Income from Investment Operations
Net investment income .................     .0227        .0430       .0471      .0452       .0471      .0447(a)
                                          -------      -------     -------    -------    --------    -------
Less: Dividends

Dividends from net investment income ..    (.0227)      (.0430)     (.0471)    (.0452)     (.0471)    (.0447)
                                          -------      -------     -------    -------    --------    -------
Net asset value, end of period .....     $1.00        $1.00       $1.00      $1.00       $1.00      $1.00
                                          =======      =======     =======    =======    ========    =======
Total Return

Total investment return based on net
   asset value (b) ....................      2.30%        4.40%       4.83%      4.63%       4.82%      4.57%

Ratios/Supplemental Data

Net assets, end of period (in millions)   $11,743      $10,278      $8,015     $5,733      $4,804     $3,024
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................      1.00%(c)      .99%       1.00%      1.00%       1.00%      1.00%
   Expenses, before waivers and
     reimbursements ...................      1.00%(c)      .99%       1.00%      1.00%       1.00%      1.03%
   Net investment income ..............      4.58%(c)     4.29%       4.71%      4.53%       4.69%      4.51%(a)

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT                       Alliance Capital Reserves
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                                       Alliance Capital Reserves
================================================================================

Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

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

                                                                 ---------------
Alliance Capital Reserves                                           BULK RATE
1345 Avenue of the Americas New York, NY 10105                    U.S. POSTAGE
Toll Free 1 (800) 221-5672                                            PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |3| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRSR1299